Income Taxes - Schedule of Performance and Making Key Decisions Regarding Resource Allocation the CODM Reviews Several Key Metrics (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Performance and Making Key Decisions Regarding Resource Allocation the CODM Reviews Several Key Metrics [Abstract]
General and administrative expenses	$ 2,920,423	$ 3,730,488
Interest earned on the Trust Account	$ 2,953,920	$ 11,207,609